Investments - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net investment income
Mortgage loans, net	$ 621,702,000	$ 621,702,000	$ 733,258,000
Threshold percentage of mortgage loans to total carrying value	5.00%	5.00%
Fixed income securities, at fair value	$ 4,918,874,000	$ 4,918,874,000	4,434,362,000
Threshold percentage of municipal to total carrying value	5.00%	5.00%
Short-term investments	$ 133,045,000	$ 133,045,000	224,098,000
Policy loans	37,294,000	37,294,000	38,583,000
Fixed income and equity securities loaned	73,800,000	73,800,000	152,300,000
Interest income on collateral, net of fees		235,000	342,000	$ 286,000
Below investment grade assets	471,800,000	471,800,000	406,000,000.0
Fixed income securities and short-term investments deposited with regulatory authorities	2,100,000	2,100,000
Non-income producing fixed income securities and other investments	0	0
Accrued investment income	45,790,000	45,790,000	46,846,000
Realized capital gains and losses	238,000	128,265,000	106,627,000	(20,554,000)
Mortgage loans
Net investment income
Payments to acquire investments	50,100,000
Reduction of allowance related to sales	4,700,000
Municipal
Net investment income
Fixed income securities, at fair value	544,553,000	544,553,000	552,280,000
Fixed income securities
Net investment income
Accrued investment income	42,500,000	42,500,000
Realized capital gains and losses		(2,190,000)	1,389,000	(1,306,000)
Mortgage loans
Net investment income
Accrued investment income	$ 2,000,000.0	2,000,000.0
Reduction of allowance related to sales		4,727,000
Realized capital gains and losses		$ (9,390,000)	$ 0	$ 466,000